Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Cash Flows From Operating Activities:
Net income	$ 339,257	$ 184,671	$ 357,458
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	81,976	71,870	66,732
Amortization	46,523	44,903	44,307
Restructuring	17,514
Goodwill, intangible and other asset impairments		193,198	4,471
Adjustments to contingent consideration obligations	3,400	3,000	(14,500)
Other-than-temporary impairments on marketable securities		420	3,811
Deferred income taxes	(10,690)	24,049	9,399
Stock-based compensation expense	25,440	32,541	31,287
Other non-cash interest expense	6,187	9,986	9,750
Gain on remeasurement of joint venture ownership			(7,972)
Realized (gains) on sales of marketable securities	(10,076)	(8,174)	(6,457)
Other	(1,141)	280	(15)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
(Increase) in receivables	(106,179)	(5,690)	(24,582)
(Increase) in inventory	(34,102)	(70,726)	(17,733)
Decrease (increase) in prepaid expenses and other current and long-term assets	3,348	(38,130)	(25,617)
Increase (decrease) in accounts payable	51,641	16,247	(5,958)
(Decrease) increase in accrued compensation and benefits	(5,010)	(4,577)	17,681
(Decrease) increase in accrued loss reserves	(10,387)	(3,422)	13,514
(Decrease) increase in other accrued liabilities	(6,612)	(64,322)	8,011
Other	(706)	3	11,119
Cash Provided By Operating Activities	390,383	386,127	474,706
Cash Flows From Investing Activities:
Capital expenditures	(114,619)	(126,109)	(117,183)
Acquisition of businesses, net of cash acquired	(112,442)	(254,200)	(51,992)
Purchase of marketable securities	(181,953)	(38,062)	(32,280)
Proceeds from sales of marketable securities	138,803	76,588	32,631
Proceeds from sales of assets and businesses			866
Other	9,018	2,118	2,092
Cash (Used For) Investing Activities	(261,193)	(339,665)	(165,866)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	351,082	597,633	142,130
Reductions of long-term and short-term debt	(276,406)	(154,348)	(147,155)
Cash dividends	(167,476)	(156,752)	(144,350)
Shares of common stock repurchased and returned for taxes	(17,152)	(21,948)	(71,346)
Payments of acquisition-related contingent consideration	(3,945)	(4,284)	(2,088)
Exercise of stock options and awards, including tax benefit			18,540
Payments for 524(g) trust	(123,567)	(221,638)
Other	(1,912)	(2,692)	(1,836)
Cash (Used For) Provided By Financing Activities	(239,376)	35,971	(206,105)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	4,111	2,912	(12,294)
Net Change in Cash and Cash Equivalents	(106,075)	85,345	90,441
Cash and Cash Equivalents at Beginning of Period	350,497	265,152	174,711
Cash and Cash Equivalents at End of Period	244,422	350,497	265,152
Cash paid during the year for:
Interest	97,295	78,685	73,087
Income taxes	$ 83,460	$ 71,236	$ 63,208